Basis of consolidation (Tables)	12 Months Ended
Dec. 31, 2019
Basis of consolidation (Tables) [Abstract]
Controlled entities and investment funds included in the consolidated financial statements

Below are highlighted the controlled entities and investment funds included in the consolidated financial statements of Banco Santander. Similar information regarding companies accounted by the equity method by the Bank is provided in Note 11.

			Participation %
Directly and Indirectly controlled by Banco Santander (Brasil) S.A.	Activity		Consolidated
Banco Bandepe S.A. (2)	Bank		100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing		99.99%
Aymoré Crédito, Financiamento e Investimento S.A. (Aymoré CFI) (3) (19)	Financial		100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio) (1)	Buying club		100.00%
Atual Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named as Atual Companhia Securitizadora de Créditos Financeiros) (Atual) (7)(17)	Credit recovery services		100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A. (Santander CCVM) (4)	Broker		100.00%
Santander Corretora de Seguros, Investimentos e Serviços S.A. (Santander Corretora de Seguros)	Other activities		100.00%
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Getnet) (5)	Payment Institution		100.00%
Sancap Investimentos e Participações S.A. (Sancap) (6)	Holding		100.00%
Santander Brasil Establecimiento Financiero de Crédito S.A. (EFC)	Financial		100.00%
Santander Holding Imobiliária S.A. (formerly named Webcasas S.A.) (8)	Holding		100.00%
Santander Brasil Tecnologia S.A.	Technology		100.00%
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super Pagamentos) (19)	Payment Institution		100.00%
Banco Olé Bonsucesso Consignado S.A. (Olé Consignado) (12) (19)	Bank		60.00%
Rojo Entretenimento S.A. (9)	Other Activities		94.60%
BEN Benefícios e Serviços S.A (10)	Other Activities		100.00%
Esfera Fidelidade S.A. (11)	Other Activities		100.00%

Controlled by Atual Serviços de Recuperação de Créditos e Meios Digitais S.A.
Return Capital Serviços de Recuperação de Créditos e Meios Digitais S.A. (formerly named Ipanema Empreendimentos e Participações S.A.) (16) (17)	Credit Management and Recovery Management		100.00%

Controlled by Return Capital Serviços de Recuperação de Créditos S.A. ( Previously named as Ipanema Empreendimentos e Participações)
Return Gestão de Recursos S.A. (formerly named Gestora de Investimentos Ipanema S.A.) (16)	Resource Manager	-	100.00%

Controlled by Getnet S.A.
Auttar HUT Processamento de Dados Ltda. (Auttar HUT)	Other Activities	-	100.00%
Toque Fale Serviços de Telemarketing Ltda. (Toque Fale)	Other Activities	-	100.00%

Controlled by Sancap
Santander Capitalização S.A. (Santander Capitalização)	Savings and annuities	-	100.00%
Evidence Previdência S.A. (15)	Social Securities	-	100.00%

Controlled by Aymoré CFI
Banco PSA Finance Brasil S.A.	Bank	-	50.00%
Banco Hyundai Capital Brasil S.A. (13)	Bank	-	50.00%

Controlled by Olé Consignado
Crediperto Promotora de Vendas e Cobrança Ltda. (current name of da BPV Promotora de Vendas e Cobrança Ltda.)	Other Activities	-	100.00%
Olé Tecnologia Ltda.	Other Activities	-	100.00%

Controlled by Santander Leasing
PI Distribuidora de Títulos e Valores Mobiliários S.A. (PI DTVM) (14)	Leasing		100.00%

Consolidated Investment Funds	Activity		Participation % Consolidated
Santander Fundo de Investimento Unix Multimercado Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado	Investment Fund		(a)
Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior	Investment Fund		(a)
Santander Paraty QIF PLC	Investment Fund		(a)
Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies)	Investment Fund		(a)
Prime 16 - Fundo de Investimento Imobiliário (formerly named BRL V - Fundo de Investimento Imobiliário - FII)	Real Estate Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI)	Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema V - Não Padronizado (Fundo Investimento Ipanema NPL V)	Investment Fund		(a)
Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos	Investment Fund		(a)
Fundo de Investimento em Direitos Creditórios Atacado - Não Padronizado (FIDC NRA)	Investment Fund		(a)